Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 150,609	$ 155,974
Short-term investments	55,115
Prepaid expenses and other current assets	2,027	1,982
Total current assets	207,751	157,956
Property and equipment, net	2,754	240
Long-term investments	8,658
Other assets	774	30
Restricted cash	400
Total assets	220,337	158,226
Current liabilities:
Accounts payable	6,288	1,740
Accrued expenses	5,825	1,168
Deferred revenue		79
Deferred rent	126
Other current liabilities	62	305
Total current liabilities	12,301	3,292
Deferred rent, net of current portion	1,242
Total liabilities	13,543	3,292
Commitments and contingencies (Note 8)
Stockholders' equity:
Preferred stock, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding
Common stock, $0.0001 par value; 100,000,000 shares authorized; 32,699,380 and 29,587,258 shares issued and outstanding at December 31, 2014 and 2013, respectively	3	3
Additional paid-in capital	345,166	217,500
Accumulated other comprehensive loss	(29)
Accumulated deficit	(138,346)	(62,569)
Total stockholders' equity	206,794	154,934
Total liabilities and stockholders' equity	$ 220,337	$ 158,226